Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Commitments and contingencies

23.  Commitments and contingencies

Aircraft related commitments and financing arrangements

Committed expenditures for aircraft purchase and related flight equipment related to the Airbus purchase agreement, including estimated amounts for contractual prices escalations and pre-delivery payments, will be as follows:

	Commitment expenditures in U.S. dollars		Commitment expenditures equivalent in Mexican pesos(1)
2018	US$	76,194	Ps.	1,503,719
2019	130,013		2,565,859
2020	101,585		2,004,821
2021	145,683		2,875,112
2022 and thereafter	669,902		13,220,784

	US$	1,123,377	Ps.	22,170,295

(1)	Using the exchange rate as of December 31, 2017 of Ps.19.7354.

All aircraft acquired by the Company through the Airbus purchase agreement through December 31, 2017 have been executed through sale and leaseback transactions.

Litigation

a) The Company and its CEO, CFO, certain of its current directors and certain of its former directors, as well as certain underwriters, were among the defendants in a putative class action commenced on February 24, 2015 in the United States District Court for the Southern District of New York brought on behalf of purchasers of ADSs in and/or traceable to the September 2013 IPO. The complaint, which also named as defendants the underwriters of the IPO, generally alleged that the registration statement and prospectus for the ADSs contained misstatements and omissions with respect to the recognition of non-ticket revenue in violation of the federal securities laws, and sought unspecified damages and rescission. The motion to dismiss requested by the Company and all defendants was granted with prejudice in their favor on July 6, 2016.  The plaintiff has not appealed the judge’s decision and the time to appeal has expired. Accordingly, any right of the plaintiff to pursue the litigation has ended.

b) The Company is a party to legal proceedings and claims that arise during the ordinary course of business. The Company believes the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations, or cash flows.